Accumulated Other Comprehensive Loss Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Loss
ACCUMULATED OTHER COMPREHENSIVE LOSS

The activity in accumulated other comprehensive loss is presented in the tables below (in thousands). All amounts are shown net of tax, which is calculated using a combined Federal and state income tax rate approximating 37%.

	Accumulated Other Comprehensive Loss
		Unrealized
		Gains (Losses) on
	Defined Benefit	Securities
	Pension Plans	Available-for-Sale	Total

Balance at December 31, 2014	$(5,349)	$1,190	$(4,159)

Other comprehensive income before reclassifications	590	1,081	1,671
Amounts reclassified from other comprehensive loss	—	(1,344)	(1,344)
	590	(263)	327

Balance at December 31, 2015	$(4,759)	$927	$(3,832)

Other comprehensive income (loss) before reclassifications	99	(1,063)	(964)
Amounts reclassified from other comprehensive loss	—	(2,216)	(2,216)
	99	(3,279)	(3,180)

Balance at December 31, 2016	$(4,660)	$(2,352)	$(7,012)

	Amount reclassified from Other Comprehensive Loss			Affected line item
	December 31,			in the Statements
	2016	2015	2014	of Income

Securities available-for-sale:
Net securities gains reclassified into earnings	$(3,513)	$(2,130)	$(1,156)	Gains on sale of investment securities
Related income tax expense	1,297	786	427	Income tax expense
Net effect on accumulated other comprehensive (loss)	$(2,216)	$(1,344)	$(729)